SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
SCHEDULE OF SEGMENT INFORMATION ABOUT THE SEGMENTS LOSS

The following table presents information about the segment’s loss for the year ended December 31, 2025:

Revenue	$-

Less:
Employee expense	1,445,748
Occupancy expense	69,171
Research and development expense	224,664
Professional services expense	199,492
Warrants issued for services expense	1,116,841
Depreciation and amortization expense	23,501
Interest Expense	570,709
Office expense	41,325
Other segment expense (a)	254,056
Other income	(211,958)
Unrealized investment on gold	(110,198)
Segment net loss	3,623,351

Reconciliation of loss

Adjustments and reconciling items	-

Consolidated net loss	$3,623,351

(a)	Other segment items included in segment net loss include bank service charges, insurance, filing fees, meals, and other overhead expenses

Segment Assets:

As of December 31, 2025, total segment assets amounted to $2,565,540.

The following table presents information about the segment’s loss for the year ended December 31, 2024:

Revenue	$-

Less:
Employee expense	1,491,027
Occupancy expense	58,868
Research and development expense	230,005
Professional services expense	309,063
Warrants issued for services expense	855,402
Depreciation and amortization expense	26,159
Interest Expense	529,603
Office expense	55,041
Other segment expense (a)	52,443
Interest income	(74,843)
Unrealized investment on gold	(133,829)
Segment net loss	3,398,939

Reconciliation of loss

Adjustments and reconciling items	-

Consolidated net loss	$3,398,939

(a)	Other segment items included in segment net loss include bank service charges, insurance, filing fees, meals, and other overhead expenses